Document And Entity Information	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Hinge Health, Inc.
Entity Emerging Growth Company	true
Entity File Number	001-42657
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-1884841
Entity Address, Address Line One	455 Market Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	726-2206
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	HNGE
Security Exchange Name	NYSE
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001673743